Acquisition of the Oriental VIP Room (Details 4) - VIP Room [Member] - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Schedule of Capitalization, Long-term Debt [Line Items]
2015	$ 16,595,938
2016	15,248,125
Total Contingent Consideration	$ 31,844,063	$ 41,404,026